Consolidated Balance Sheets (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Allowances	$ 86,000,000	$ 102,000,000
Annual dividend rate	5.50%	5.50%
5.50% Mandatory convertible preferred stock series A, par value (in USD per share)	$ 0.00001	$ 0.00001
5.50% Mandatory convertible preferred stock series A, shares authorized (in shares)	100,000,000	100,000,000
5.50% Mandatory convertible preferred stock series A, shares issued (in shares)	0	20,000,000
5.50% Mandatory convertible preferred stock series A, shares outstanding (in shares)	0	20,000,000
5.50% Mandatory convertible preferred stock series A, aggregate liquidation value	$ 0	$ 1,000,000,000
Common stock, par value (in USD per share)	$ 0.00001	$ 0.00001
Common stock, shares authorized (in shares)	1,000,000,000	1,000,000,000
Common stock, shares issued (in shares)	860,861,998	827,768,818
Common stock, shares outstanding (in shares)	859,406,651	826,357,331
Treasury stock, at cost (in shares)	1,455,347	1,411,487